Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 14: NOTES PAYABLE

Notes payable as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Note payable issued April 7, 2014 (in default)	$80,000	$80,000
Vehicle Note 1	45,226	-
Vehicle Note 2	73,585	-
Total	198,811	80,000
Less current portion	(108,169)	(80,000)
Long term portion	$90,642	$-

On April 7, 2014, Arizona Green Power, LLC, a majority owned subsidiary of the Company, issued a note payable for $80,000 with interest at 10% per annum with a 15% default rate of interest, due at maturity of April 6, 2016. The Company accrued interest at the 15% default rate during the three and six months ended 2026 and 2025, In connection with the issuance of the note, the Company granted i) a 1.33% ownership interest in Arizona Green Power, LLC and ii) a warrant to purchase 4,800 shares of the Company’s common stock exercisable at $2.00 per share. This warrant expired on March 7, 2016. See note 16. Subsequent to the balance sheet date, on July 22, 2026, the Company settled the note payable in the amount of $80,000 and accrued interest of $139,883 for cash in the amount of $176,000. A gain in the amount of $43,883 will be recorded. See Note 22.

During the three and six months ended June 30, 2026, the Company accrued interest in the amount of $3,000 and $6,000, respectively, on this note. During the three and six months ended June 30, 2025, the Company accrued interest in the amount of $3,000 and $6,000, respectively, on this note. As of June 30, 2026, the amount of principal and accrued interest due on this note is $80,000 and $139,883, respectively. As of December 31, 2025, the amount of principal and accrued interest due on this note is $80,000 and $133,883, respectively. This note is in default as of the filing date.

In July 2025, the Company executed a non-interest bearing note payable for a vehicle (Vehicle Note 1). with monthly principal payments of $1,222. During the three and six months ended June 30, 2026, interest expense totaled $0 and $0, respectively. As of June 30, 2026 and December 31, 2025, the outstanding balance on the note was $45,226 and $0, respectively.

In March 2026, the Company executed a note payable for a vehicle (Vehicle Note 2) which bears interest at 2.49% per year and requires monthly principal payments of $1,291. During the three and six months ended June 30, 2026, interest expense totaled $255. As of June 30, 2026 and December 31, 2025, the outstanding balance on the note was $73,585 and $0, respectively.

As of June 30 2026, future maturities of long-term debt are as follows:

Year ending December 31, 2026	$95,078
2027	30,156
2028	30,156
2029	24,058
2030	15,491
2031	3,872
Total	$198,811

NOTE 7: NOTES PAYABLE IN DEFAULT

Notes payable as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$—	$—

On April 7, 2014, Arizona Green Power, LLC, a majority owned subsidiary of the Company, issued a note payable for $80,000 with interest at 10% per annum with a 15% default rate of interest, due at maturity of April 6, 2016. In connection with the issuance of the note, the Company granted i) a 1.33% ownership interest in Arizona Green Power, LLC and ii) a warrant to purchase 4,800 shares of the Company’s common stock exercisable at $2.00 per share. This warrant expired on March 7, 2016. During each of the years ended December 31, 2025 and 2024, the Company accrued interest in the amount of $12,000 on this note. As of December 31, 2025, the amount of principal and accrued interest due on this note is $80,000 and $133,883, respectively. As of December 31, 2024, the amount of principal and accrued interest due on this note is $80,000 and $121,883, respectively. This note is in default as of the filing date. See note 15.